EQUITY TRANSACTION (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	9 Months Ended
	Jun. 26, 2025 USD ($) $ / shares shares	Jun. 03, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 ₪ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2024 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized share capital | shares								15,000,000	13,000,000	13,000,000
Public offering price | ₪ / shares								₪ 0		₪ 0
Issuance of common shares on public offering, net of issuance costs					$ 9,923	$ 39,415	$ 9,923
Stock Option Plan 2012 And 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares				230,000
Exercise price | $ / shares				$ 29.93
Grant date fair value				$ 2,444
The fair value of share-based awards, Method			Black-Scholes valuation model
Expected volatility						50.00%
Expected option life						4 years 7 months 9 days
Dividend yield						0.00%
Unrecognized compensation expense						$ 6,162
Weighted average unrecognized compensation period						1 year 9 months 7 days
Stock option plan 2022, grant one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares			50,000
Exercise price | $ / shares			$ 29.93
Grant date fair value			$ 842
Stock option plan 2022, grant two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares			50,000
Exercise price | $ / shares			$ 38.91
Grant date fair value			$ 798
Stock option plan 2022, grant three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares			110,000
Exercise price | $ / shares			$ 38.27
Grant date fair value			$ 1,892
Minimum [Member] | Stock Option Plan 2012 And 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate						3.67%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized share capital | shares									15,000,000
Maximum [Member] | Stock Option Plan 2012 And 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate						4.30%
Vest upon the lapse of 12 months [Member] | Stock Option Plan 2012 And 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan			4 years
Vesting percentage			25.00%
Vest on a quarterly basis [Member] | Stock Option Plan 2012 And 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			6.25%
Public offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on public offering | shares	242,298	1,625,000
Public offering price | $ / shares	$ 26	$ 26
Gross proceeds from public offering		$ 42,300
Public offering issuance costs	$ 400	2,800
Issuance of common shares on public offering, net of issuance costs	$ 6,000	$ 39,400
Shares sold by existing shareholders | shares	380,202	2,525,000
Proceeds from issuance of public offering	$ 45,400